Note 8 - Other Borrowings and Unused Lines of Credit (Detail) - Wholesale Repurchase Agreements (USD $)	Dec. 31, 2012	Dec. 31, 2011
Wholesale repurchase agreements (in Dollars)	$ 138,239,762	$ 136,231,663
Maturing in Next 12 Months [Member] | Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	35,000,000	45,000,000
Weighted average interest rate at year-end	3.00%	3.11%
Maturing in 2015 [Member] | Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	20,000,000	35,000,000
Weighted average interest rate at year-end	3.46%	3.67%
Maturing in 2016 [Member] | Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	10,000,000	10,000,000
Weighted average interest rate at year-end	3.00%	3.00%
Maturing Thereafter [Member] | Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	65,000,000	40,000,000
Weighted average interest rate at year-end	3.71%	4.03%
Wholesale Repurchase Agreements [Member]
Wholesale repurchase agreements (in Dollars)	$ 130,000,000	$ 130,000,000
Weighted average interest rate at year-end	3.43%	3.54%